Net Income (Loss) per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income (Loss) per Share

16. Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of stock-based awards and warrants. Diluted net income (loss) per share attributable to common stockholders is computed giving effect to all potentially dilutive common shares, including common stock issuable upon exercise of stock options and warrants.

	For the Three Months Ended March 31,
	2025	2024
Net income (loss) per share - Basic
Numerator:
Net income (loss) attributable to common stockholders	$2,599	$(2,423)
Denominator:
Weighted average number of common shares outstanding	1,366,060	1,361,657
Basic net income (loss) per share attributable to common stockholders:	$1.90	$(1.78)
Net income (loss) per share - Diluted
Numerator:
Net income (loss) attributable to common stockholders	$2,599	$(2,423)
Denominator:
Weighted average number of common shares outstanding	1,366,060	1,361,657
Effect of dilutive stock options	143	—
Effect of dilutive warrants	—	—
Weighted average number of common shares outstanding - diluted	1,366,203	1,361,657
Diluted net income (loss) per share attributable to common stockholders:	$1.90	$(1.78)

Note 20. Net Loss per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of stock-based awards, warrants and options. Diluted net loss per share attributable to common stockholders is computed giving effect to all potentially dilutive common shares, including common stock issuable upon exercise of stock options and warrants. Dilutive securities are not included in the computation of net loss per share when the impact would be anti-dilutive.

Securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows (in shares):

	Year Ended December 31,
	2024	2023
Options to purchase common stock	205,475	80,078
Warrants to purchase common stock	259,817	266,957
Preferred investment options	823,618	1,489,952
Total	1,288,910	1,836,987